Offerings	Feb. 06, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.150% Senior Notes due 2032
Amount Registered | shares	1,036,200,000
Proposed Maximum Offering Price per Unit	0.99981
Maximum Aggregate Offering Price	$ 1,036,003,122
Fee Rate	0.01531%
Amount of Registration Fee	$ 158,612.08
Offering Note
(1)	The U.S. dollar equivalent has been calculated using the January 31, 2025 closing euro/U.S. dollar spot exchange rate of €1.00/$1.0362, as published by Bloomberg L.P.

(2)
This registration fee table shall be deemed to update the “Calculation of
Registration
Fee” in the Company’s Registration Statement on Form S-3ASR (File No. 333-271553) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.500% Senior Notes due 2037
Amount Registered | shares	1,036,200,000
Proposed Maximum Offering Price per Unit	0.99826
Maximum Aggregate Offering Price	$ 1,034,397,012
Fee Rate	0.01531%
Amount of Registration Fee	$ 158,366.19
Offering Note
(1)	The U.S. dollar equivalent has been calculated using the January 31, 2025 closing euro/U.S. dollar spot exchange rate of €1.00/$1.0362, as published by Bloomberg L.P.

(2)
This registration fee table shall be deemed to update the “Calculation of
Registration
Fee” in the Company’s Registration Statement on Form S-3ASR (File No. 333-271553) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.800% Senior Notes due 2045
Amount Registered | shares	777,150,000
Proposed Maximum Offering Price per Unit	0.9971
Maximum Aggregate Offering Price	$ 774,896,265
Fee Rate	0.01531%
Amount of Registration Fee	$ 118,636.62
Offering Note
(1)	The U.S. dollar equivalent has been calculated using the January 31, 2025 closing euro/U.S. dollar spot exchange rate of €1.00/$1.0362, as published by Bloomberg L.P.

(2)
This registration fee table shall be deemed to update the “Calculation of
Registration
Fee” in the Company’s Registration Statement on Form S-3ASR (File No. 333-271553) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.